NYSE Regulation

11005512

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

CERTARCA
001-33434

March 7, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Credit Suisse AG
	Issuer CIK:	0001053092
	SEC File Number:	001-33434
	Form 8-A Date:	3/7/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received (on February 3, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Exchange Traded Notes due March 13, 2031
Linked on a Leveraged Basis to the Credit Suisse Merger Arbitrage Liquid Index (Net)

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance